Vessels, Net - Sales of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2019	Apr. 23, 2019	Jul. 02, 2018	Dec. 14, 2018	Dec. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Vessels, net						$ 1,062,258	$ 1,043,250
Net cash proceeds from sale of vessels						5,978	76,264	$ 113,818
Gain / (Loss) on sale of vessel						0	(53)	(1,260)
Asset impairment charges						$ 36,680	44,344	$ 32,677
Navios Libra II
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net				$ 657
Vessels, net				5,784
Net cash proceeds from sale of vessels				$ 4,559
Asset impairment charges							1,226
Navios Felicity
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net					$ 818
Vessels, net					10,016
Net cash proceeds from sale of vessels					4,705
Gain / (Loss) on sale of vessel					$ (53)
Asset impairment charges							$ 5,258
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Dry dock and special survey costs, net			$ 2,104
Vessels, net			104,860
Net cash proceeds from sale of vessels			$ 67,000
Navios Galaxy I
Property Plant And Equipment [Line Items]
Net cash proceeds from sale of vessels		$ 5,978
Asset impairment charges	$ 7,345